[Cover Art]

Semi-Annual Report

                                                                   June 30, 2000

MUTUAL QUALIFIED FUND

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[Raymond Garea Image]              [Jeff Diamond Image]

RAYMOND GAREA                      JEFF DIAMOND
Portfolio Manager                  Assistant Portfolio Manager
Mutual Qualified Fund              Mutual Qualified Fund

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, LLC


WE'RE ON THE WEB  --
Now you can access online information about your fund, including this shareholder report. Find our Web site at FRANKLINTEMPLETON.COM, your online resource for fund literature, prices and performance, investor information and around-the-clock account services.

SHAREHOLDER LETTER

Your Fund's Goal: Mutual Qualified Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds and convertible securities in the U.S. and other countries.


Dear Shareholder:

We are pleased to bring you this semiannual report for Mutual Qualified Fund, which covers the six months ended June 30, 2000. During this time, the U.S. economy forged ahead rapidly, unemployment sank to a 30-year low, and construction and consumer spending rose substantially. Concerned about the possibility of future inflation, the Federal Reserve Board (the Fed) raised the federal funds target rate three times by mid-May. Toward the end of the period, statistics were released indicating the red-hot economy might be starting to cool down.

The period under review was one of enormous stock market volatility and radical shifts in leadership among various sectors of the stock market. During the first two months of 2000, the Nasdaq Composite Index soared


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 14.


CONTENTS


Shareholder Letter            1

Performance Summary           8

Financial Highlights &
Statement of Investments     10

Financial Statements         24

Notes to Financial
Statements                   28


[Fund Catagory Pyramid Graph]

INDEX COMPARISON (BASED ON DAILY PRICE CHANGE)*
S&P 500 vs. Nasdaq Composite vs. MSCI All Countries - Europe (12/31/99 -
6/30/00)

[PLOTPOINTS]

       Date          S&P 500     NASDAQ Composite     MSCI All Countries -    S&P 500     NASDAQ      MSCI AC -
                      Index            Index              Europe Index                                 Europe
    12/31/99          100.0            100.0                 100.0
      1/3/00           99.0            101.5                 100.8             -0.95%      1.52%        0.76%
      1/4/00           95.2            95.9                   98.4             -3.83%     -5.55%       -2.33%
      1/5/00           95.4            95.3                   96.3             0.19%      -0.62%       -2.18%
      1/6/00           95.5            91.6                   95.9             0.10%      -3.88%       -0.37%
      1/7/00           98.1            95.4                   97.5             2.71%       4.17%        1.62%
     1/10/00           99.2            99.5                   98.6             1.12%       4.30%        1.18%
     1/11/00           97.9            96.4                   98.3             -1.31%     -3.17%       -0.35%
     1/12/00           97.5            94.6                   98.0             -0.44%     -1.82%       -0.31%
     1/13/00           98.7            97.2                   98.6             1.22%       2.78%        0.67%
     1/14/00           99.7            99.9                   99.6             1.07%       2.71%        1.00%
     1/18/00           99.0            101.5                  98.0             -0.68%      1.64%       -1.66%
     1/19/00           99.1            102.0                  97.5             0.05%       0.50%       -0.47%
     1/20/00           98.4            103.0                  97.3             -0.71%      0.92%       -0.15%
     1/21/00           98.1            104.1                  96.7             -0.29%      1.10%       -0.67%
     1/24/00           95.4            100.7                  96.5             -2.76%     -3.29%       -0.18%
     1/25/00           96.0            102.4                  95.1             0.61%       1.74%       -1.42%
     1/26/00           95.6            100.0                  95.7             -0.42%     -2.34%        0.63%
     1/27/00           95.2            99.3                   95.9             -0.39%     -0.75%        0.14%
     1/28/00           92.6            95.5                   94.9             -2.75%     -3.77%       -1.01%
     1/31/00           94.9            96.8                   92.9             2.52%       1.37%       -2.14%
      2/1/00           95.9            99.6                   93.9             1.06%       2.83%        1.07%
      2/2/00           95.9            100.1                  95.1             -0.01%      0.54%        1.26%
      2/3/00           97.0            103.5                  97.5             1.12%       3.36%        2.61%
      2/4/00           96.9            104.3                  97.3             -0.04%      0.79%       -0.28%
      2/7/00           96.9            106.2                  96.3             -0.01%      1.83%       -1.04%
      2/8/00           98.1            108.8                  99.2             1.23%       2.45%        3.10%
      2/9/00           96.1            107.2                  99.7             -2.08%     -1.45%        0.44%
     2/10/00           96.4            110.2                  98.9             0.36%       2.81%       -0.74%
     2/11/00           94.4            108.0                  98.7             -2.10%     -2.01%       -0.21%
     2/14/00           94.6            108.6                  97.4             0.20%       0.53%       -1.35%
     2/15/00           95.4            108.6                  96.0             0.87%       0.05%       -1.42%
     2/16/00           94.4            108.8                  97.2             -1.03%      0.16%        1.23%
     2/17/00           94.5            111.8                  98.2             0.04%       2.74%        1.07%
     2/18/00           91.6            108.4                  97.7             -3.04%     -3.02%       -0.55%
     2/22/00           92.0            107.7                  98.4             0.45%      -0.67%        0.69%
     2/23/00           92.6            111.8                  99.5             0.63%       3.84%        1.12%
     2/24/00           92.1            113.5                  98.9             -0.53%      1.48%       -0.53%
     2/25/00           90.8            112.8                  99.1             -1.48%     -0.59%        0.16%
     2/28/00           91.8            112.5                  96.8             1.10%      -0.28%       -2.33%
     2/29/00           93.0            115.4                  97.5             1.36%       2.60%        0.78%
      3/1/00           93.9            117.6                  99.3             0.93%       1.86%        1.86%
      3/2/00           94.0            116.8                 101.2             0.19%      -0.62%        1.89%
      3/3/00           95.9            120.8                 101.8             1.98%       3.37%        0.56%
      3/6/00           94.7            120.5                 102.6             -1.27%     -0.20%        0.78%
      3/7/00           92.3            119.1                 101.4             -2.56%     -1.16%       -1.17%
      3/8/00           93.0            120.3                 100.2             0.82%       1.02%       -1.19%
      3/9/00           95.4            124.0                 101.7             2.56%       3.06%        1.51%
     3/10/00           95.0            124.1                 102.1             -0.47%      0.03%        0.38%
     3/13/00           94.2            120.6                  99.9             -0.82%     -2.80%       -2.11%
     3/14/00           92.5            115.7                  99.7             -1.77%     -4.09%       -0.25%
     3/15/00           94.8            112.6                  98.0             2.43%      -2.63%       -1.68%
     3/16/00           99.3            115.9                  99.9             4.76%       2.94%        1.93%
     3/17/00           99.7            117.9                 100.2             0.41%       1.71%        0.31%
     3/20/00           99.1            113.3                 101.3             -0.54%     -3.92%        1.14%
     3/21/00          101.7            115.8                 101.5             2.56%       2.21%        0.13%
     3/22/00          102.1            119.5                 100.7             0.45%       3.25%       -0.70%
     3/23/00          104.0            121.4                 101.1             1.78%       1.56%        0.39%
     3/24/00          104.0            122.0                 103.4             0.01%       0.45%        2.23%
     3/27/00          103.7            121.9                 103.1             -0.24%     -0.09%       -0.28%
     3/28/00          102.6            118.8                 103.0             -1.06%     -2.51%       -0.11%
     3/29/00          102.7            114.1                 101.3             0.05%      -3.91%       -1.63%
     3/30/00          101.3            109.5                  99.0             -1.37%     -4.02%       -2.23%
     3/31/00          102.0            112.4                  99.7             0.72%       2.58%        0.72%
      4/3/00          102.5            103.8                  98.0             0.49%      -7.64%       -1.75%
      4/4/00          101.7            102.0                  98.3             -0.75%     -1.77%        0.34%
      4/5/00          101.2            102.5                  97.3             -0.49%      0.49%       -1.10%
      4/6/00          102.2            104.9                  98.8             0.94%       2.36%        1.55%
      4/7/00          103.2            109.3                  99.9             1.00%       4.19%        1.17%
     4/10/00          102.4            102.9                  99.9             -0.78%     -5.81%        0.02%
     4/11/00          102.1            99.7                   98.3             -0.26%     -3.16%       -1.64%
     4/12/00           99.9            92.6                   97.8             -2.23%     -7.06%       -0.53%
     4/13/00           98.0            90.4                   97.6             -1.82%     -2.46%       -0.13%
     4/14/00           92.3            81.6                   95.1             -5.83%     -9.67%       -2.60%
     4/17/00           95.4            87.0                   93.5             3.31%       6.56%       -1.66%
     4/18/00           98.1            93.2                   93.4             2.87%       7.19%       -0.17%
     4/19/00           97.2            91.1                   94.6             -0.98%     -2.30%        1.28%
     4/20/00           97.6            89.5                   95.1             0.50%      -1.69%        0.55%
     4/24/00           97.3            85.6                   95.1             -0.33%     -4.43%        0.02%
     4/25/00          100.6            91.2                   94.8             3.33%       6.57%       -0.29%
     4/26/00           99.4            89.2                   95.4             -1.11%     -2.19%        0.59%
     4/27/00           99.7            92.7                   93.4             0.27%       3.97%       -2.04%
     4/28/00           98.9            94.9                   95.3             -0.85%      2.30%        1.94%
      5/1/00           99.9            97.3                   94.9             1.09%       2.52%       -0.33%
      5/2/00           98.4            93.0                   96.7             -1.50%     -4.36%        1.81%
      5/3/00           96.3            91.1                   93.7             -2.16%     -2.06%       -3.11%
      5/4/00           95.9            91.4                   93.4             -0.39%      0.35%       -0.25%
      5/5/00           97.5            93.8                   93.7             1.64%       2.60%        0.32%
      5/8/00           96.9            90.2                   93.2             -0.59%     -3.86%       -0.57%
      5/9/00           96.1            88.1                   92.6             -0.84%     -2.30%       -0.67%
     5/10/00           94.1            83.2                   91.6             -2.06%     -5.59%       -1.02%
     5/11/00           95.8            86.0                   92.4             1.79%       3.39%        0.89%
     5/12/00           96.7            86.7                   93.9             0.93%       0.84%        1.57%
     5/15/00           98.9            88.7                   93.9             2.21%       2.23%       -0.03%
     5/16/00           99.8            91.4                   94.7             0.94%       3.05%        0.90%
     5/17/00           98.5            89.6                   92.0             -1.24%     -1.95%       -2.88%
     5/18/00           97.8            87.0                   92.3             -0.73%     -2.91%        0.39%
     5/19/00           95.8            83.3                   89.5             -2.11%     -4.19%       -3.10%
     5/22/00           95.3            82.7                   89.0             -0.44%     -0.77%       -0.56%
     5/23/00           93.5            77.8                   89.9             -1.92%     -5.93%        1.00%
     5/24/00           95.2            80.4                   88.9             1.83%       3.35%       -1.07%
     5/25/00           94.0            78.8                   90.8             -1.25%     -2.00%        2.09%
     5/26/00           93.8            78.8                   91.6             -0.25%     -0.01%        0.95%
     5/30/00           96.8            85.0                   94.3             3.22%       7.94%        2.98%
     5/31/00           96.7            83.6                   94.3             -0.13%     -1.69%       -0.06%
      6/1/00           98.6            88.0                   95.8             1.99%       5.34%        1.61%
      6/2/00          100.5            93.7                   99.5             1.96%       6.44%        3.85%
      6/5/00           99.9            93.9                   98.7             -0.65%      0.22%       -0.85%
      6/6/00           99.2            92.3                   99.4             -0.67%     -1.71%        0.76%
      6/7/00          100.1            94.3                   98.6             0.93%       2.21%       -0.86%
      6/8/00           99.5            94.0                   98.3             -0.66%     -0.36%       -0.21%
      6/9/00           99.2            95.2                   98.0             -0.32%      1.29%       -0.40%
     6/12/00           98.4            92.6                   98.2             -0.75%     -2.76%        0.27%
     6/13/00          100.0            94.6                   98.6             1.62%       2.21%        0.36%
     6/14/00          100.1            93.3                   99.4             0.07%      -1.39%        0.88%
     6/15/00          100.6            94.5                   98.2             0.56%       1.27%       -1.20%
     6/16/00           99.7            94.9                   98.6             -0.97%      0.39%        0.34%
     6/19/00          101.1            98.0                   98.2             1.47%       3.35%       -0.36%
     6/20/00          100.5            98.6                   98.6             -0.68%      0.59%        0.43%
     6/21/00          100.7            99.9                   96.9             0.22%       1.26%       -1.80%
     6/22/00           98.8            96.7                   95.9             -1.82%     -3.13%       -1.03%
     6/23/00           98.1            94.5                   95.4             -0.74%     -2.32%       -0.45%
     6/26/00           99.0            96.1                   95.5             0.96%       1.74%        0.02%
     6/27/00           98.7            94.8                   95.4             -0.32%     -1.36%        0.00%
     6/28/00           99.0            96.8                   96.0             0.29%       2.11%        0.53%
     6/29/00           98.2            95.3                   94.3             -0.85%     -1.60%       -1.69%
     6/30/00           99.0            97.5                   96.0             0.85%       2.29%        1.72%


* Index performance shown represents percentage deviations from a base of 100.


dramatically as the desire for technology and new economy stocks reached a fever pitch.(1) After peaking on March 10 with an approximate 24% year-to-date return, the Nasdaq(R) declined an astonishing 37.32% before recovering somewhat in late May and June. The apparent catalysts for this volatility were the Fed rate hikes, earnings disappointments from several major telecommunications companies, the introduction of legislative proposals adverse to drug company interests, soaring energy prices and fears of inflation as labor markets tightened. However, when investors began to believe the economy might be about to achieve Alan Greenspan's desired soft landing, technology stocks rallied and by June 30, the Nasdaq was posting a loss of only 2.02% for the six-month period.

Within this environment, Mutual Qualified Fund - Class Z produced a 3.65% six-month cumulative total return, as shown in the Performance Summary on page 8, while the Standard & Poor's 500(R) (S&P 500(R)) Composite Index returned -0.42%

1. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market(R). The Index is market-value weighted and includes over 5,000 companies (as of 6/30/00). The Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

during the same period. The Fund's return also compares favorably with its peer group as measured by the Lipper Multi-Cap Value Funds Average, which returned -0.47% during the period.(2)

Several factors contributed to the Fund's positive performance. First, some of our larger holdings, such as Lagardere, Pepsi Bottling Group and Mid-Atlantic Medical Services, appreciated considerably during the period. In addition, the Fund's other health care holdings, including hospital management companies and HMOs, appreciated significantly as investors came to realize that pricing power had returned to the sector and the regulatory environment had become less hostile. The Fund also benefited when one of its holdings, Hussmann International (a refrigeration systems manufacturer), was acquired by Ingersoll-Rand at a premium of almost 117% to its closing price the day prior to the announcement.

Our investment in Hussmann is an excellent example of our philosophy of seeking investment in companies whose stocks trade at substantial discounts to what we believe to be the intrinsic (or private market) value of their underlying businesses. Although Hussmann's stock had been depressed by a delay in orders from a few of its U.S. customers, it did not change the company's position as a U.S. market leader with substantial growth opportunities overseas. Transactions


2. Source: Standard & Poor's Micropal.

The S&P 500 Composite Index consists of 500 domestic stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as a standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not composed of the 500 largest companies on the New York Stock Exchange. The Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

The Lipper Multi-Cap Value Funds Average is an equally-weighted average consisting of 518 mutual funds (including Mutual Qualified Fund) within the Multi-Cap Value investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends.


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/00

[Plotpoints for Geographic Distribution Bar Chart]
United States               63.8%
United Kingdom               7.5%
France                       3.3%
Sweden                       2.2%
Netherlands                  1.9%
Bermuda                      1.1%
Other Countries              3.4%
Fixed-Income Securities      6.8%
Government Agencies
& Other Net Assets          10.0%

  TOP 10 HOLDINGS
  6/30/00

  COMPANY,                              % OF TOTAL
  SECTOR, COUNTRY                       NET ASSETS
  ---------------                       ----------
  Canary Wharf Group PLC,                    3.1%
  Real Estate, United Kingdom

  Investor AB,                               2.2%
  Industrial Conglomerates,
  Sweden

  Telephone & Data Systems Inc.,             2.2%
  Diversified Telecommunication
  Services, United States

  Scripps Co., A,                            1.5%
  Media, United States

  United Asset Management Corp.,             1.4%
  Diversified Financials,
  United States

  Florida East Coast Industries Inc.,        1.3%
  Road & Rail, United States

  Pepsi Bottling Group Inc.,                 1.2%
  Beverages, United States

  Thermo Electron Corp.,                     1.2%
  Electrical Equipment,
  United States

  Household International Inc.,              1.2%
  Diversified Financials,
  United States

  Republic Services Inc.,                    1.2%
  Commercial Services &
  Supplies, United States



involving acquisitions of similar companies suggested the stock was truly a bargain. We were gratified by the successful outcome of this investment because it demonstrates that value does eventually get recognized and value investing can produce impressive gains.

Of course, the period under review was not all rosy, and there were a few disappointments. Our position in Telephone & Data Systems, a leading telecommunications company that had a spectacular run in 1999, declined in value, along with shares of other wireless communications companies. Although we had reduced our holdings during the stock's rise, it remained a significant position in the portfolio. Owens-Illinois was another company whose stock negatively impacted six-month returns. While the company has a leading and very profitable position in glass packaging in the U.S., its eastern European and South American operations have struggled mightily to recover from the effects of the 1998 financial crisis. As a result, the company has been unable to meet Wall Street's and our expectations for earnings and cash flow. Nevertheless, we believe Owens-Illinois will be successful in the long run and will prove to be a profitable investment for your Fund.

During the period, the most notable increase in our holdings occurred in the telecommunications area, where we added to or initiated investments in British Telecommunications PLC, MediaOne Group and U.S. West (which was acquired by Qwest Communications during the period). The latter two situations represented complicated arbitrage opportunities we found compelling. On the sell side of the ledger, we made significant sales of some of our European holdings such as Lagardere SCA and NV Holdingsmig de Telegraaf. These companies have significant hidden media- and technology-related assets, causing investors to drive the stocks to more fully valued levels during the strong market rally earlier in the year.

By the end of the reporting period, we were finding a great deal of value in cyclical sectors of the market, which many believe will be hurt if the U.S. economy were to experience a significant slowdown. Some of the areas where we have increased our holdings include retailers, particularly department stores, and paper/forest products companies. Paper companies are witnessing valuations not seen since the recessionary period of 1990-1991, yet the industry has consolidated substantially since that time, and growth in paper-making capacity (the usual suspect for triggering slumps in paper prices) remains constrained. This sort of situation provides us with an opportunity to make investments at valuations we consider attractive with limited downside risk and solid return potential.

In last December's annual report, we wrote: "In our opinion, much of the buying in technology stocks during 1999 was speculative; many investors may have paid too high a premium for the rare chance that future earnings growth will justify current share prices and extraordinarily high growth multiples." While the mania continued for another two months, fundamentals eventually won out. And even though some of the speculation has been wrung out of the market, we believe overall valuations remain high.

Looking forward, we expect to continue our three-pronged investment approach involving bargain-priced stocks,



  TOP 10 SECTORS*
  6/30/00

                                 % OF TOTAL
  SECTOR                         NET ASSETS
  ------                         ----------
  Insurance                             7.4%

  Diversified Financials                6.7%

  Diversified
  Telecommunication Services            6.2%

  Banks                                 6.2%

  Media                                 5.5%

  Health Care Providers &
  Services                              5.0%

  Real Estate                           4.2%

  Industrial Conglomerates              3.4%

  Commercial Services &
  Supplies                              3.0%

  Auto Components                       2.9%

* Based on equity securities.

bankruptcies and special situation investing. As always, we will strive to provide our shareholders with attractive, long-term returns with less risk and volatility than overall markets.

We appreciate your participation in Mutual Qualified Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.


Sincerely,


/s/ Raymond Garea
---------------------------
Raymond Garea
Portfolio Manager
Mutual Qualified Fund




/s/ Jeff Diamond
---------------------------
Jeff Diamond
Assistant Portfolio Manager
Mutual Qualified Fund

  The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

  It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

  This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.

CLASS A: Subject to the current, maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the Fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the Fund's total returns would have been lower.


SIX-MONTH PERFORMANCE SUMMARY AS OF 6/30/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS Z
Six-Month Total Return             3.65%
Net Asset Value (NAV)              $16.18 (6/30/00)              $16.91 (12/31/99)
Change in NAV                      -$0.73

Distributions (1/1/00-6/30/00)     Dividend Income               $0.3298
                                   Short-Term Capital Gain       $0.2185
                                   Long-Term Capital Gain        $0.8031
                                   ------------------------      -------
                                   Total                         $1.3514


CLASS A
Six-Month Total Return             3.45%
Net Asset Value (NAV)              $16.12 (6/30/00)              $16.87 (12/31/99)
Change in NAV                      -$0.75

Distributions (1/1/00-6/30/00)     Dividend Income               $0.3139
                                   Short-Term Capital Gain       $0.2185
                                   Long-Term Capital Gain        $0.8031
                                   ------------------------      -------
                                   Total                         $1.3355


CLASS B
Six-Month Total Return             3.11%
Net Asset Value (NAV)              $15.99 (6/30/00)              $16.78 (12/31/99)
Change in NAV                      -$0.79

Distributions (1/1/00-6/30/00)     Dividend Income               $0.2945
                                   Short-Term Capital Gain       $0.2185
                                   Long-Term Capital Gain        $0.8031
                                   ------------------------      -------
                                   Total                         $1.3161


CLASS C
Six-Month Total Return             3.16%
Net Asset Value (NAV)              $16.03 (6/30/00)              $16.80 (12/31/99)
Change in NAV                      -$0.77

Distributions (1/1/00-6/30/00)     Dividend Income               $0.2832
                                   Short-Term Capital Gain       $0.2185
                                   Long-Term Capital Gain        $0.8031
                                   ------------------------      -------
                                   Total                         $1.3048

Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 6/30/00

                                                                   INCEPTION
CLASS Z                            1-YEAR     5-YEAR    10-YEAR     (7/3/96)
-------------------------------------------------------------------------------
Cumulative Total Return(1)           0.86%     99.37%    299.08%    2,105.81%
Average Annual Total Return(2)       0.86%     14.80%     14.84%       16.95%
Value of $10,000 Investment(3)    $10,086    $19,937    $39,908     $220,581


                                                          INCEPTION
CLASS A                              1-YEAR     3-YEAR     (11/1/96)
-------------------------------------------------------------------------------
Cumulative Total Return(1)             0.53%     28.67%       55.10%

Average Annual Total Return(2)       - 5.23%      6.65%       11.33%

Value of $10,000 Investment(3)       $9,477    $12,129      $14,812

                                                          INCEPTION
CLASS B                                       1-YEAR       (1/1/99)
-------------------------------------------------------------------------------
Cumulative Total Return(1)                    - 0.10%         16.05%
Average Annual Total Return(2)                - 3.56%          7.99%
Value of $10,000 Investment(3)                 $9,644       $11,216


                                                           INCEPTION
CLASS C                              1-YEAR      3-YEAR    (11/1/96)
-------------------------------------------------------------------------------
Cumulative Total Return(1)           - 0.14%      26.03%      51.41%
Average Annual Total Return(2)       - 2.02%       7.65%      11.70%
Value of $10,000 Investment(3)       $9,798     $12,990     $14,991


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of the countries where the Fund invests. You may have a gain or loss when you sell your shares.

MUTUAL QUALIFIED FUND
Financial Highlights

                                                                                 CLASS Z
                                              ------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                          YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2000   --------------------------------------------------------------
                                               (UNAUDITED)       1999         1998         1997         1996         1995
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  period)
Net asset value, beginning of period........       $16.91         $16.46       $18.19       $16.24       $14.87       $13.34
                                              ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income......................          .12            .23          .43          .37          .47          .33
 Net realized and unrealized gains
   (losses).................................          .50           1.99         (.38)        3.62         2.62         3.17
                                              ------------------------------------------------------------------------------
Total from investment operations............          .62           2.22          .05         3.99         3.09         3.50
                                              ------------------------------------------------------------------------------
Less distributions from:
 Net investment income......................         (.33)          (.29)        (.45)        (.64)        (.43)        (.33)
 Net realized gains.........................        (1.02)         (1.48)       (1.33)       (1.40)       (1.29)       (1.64)
                                              ------------------------------------------------------------------------------
Total distributions.........................        (1.35)         (1.77)       (1.78)       (2.04)       (1.72)       (1.97)
                                              ------------------------------------------------------------------------------
Net asset value, end of period..............       $16.18         $16.91       $16.46       $18.19       $16.24       $14.87
                                              ==============================================================================
Total Return*...............................        3.65%         13.64%         .45%       24.95%       21.19%       26.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........   $2,778,257     $3,152,050   $3,942,519   $5,239,947   $4,287,975   $3,002,132
Ratios to average net assets:
 Expenses(a)................................         .81%**         .80%         .77%         .79%         .75%         .76%
 Expenses, excluding waiver and payments by
   affiliate(a).............................         .86%**         .85%         .80%         .82%         .78%         .76%
 Net investment income......................        1.46%**        1.31%        2.05%        1.85%        3.06%        2.71%
Portfolio turnover rate.....................       28.23%         59.84%       66.84%       52.76%       65.03%       75.59%
(a)Excluding dividend expense on securities
   sold short, the ratios of expenses and
   expenses, excluding waiver and payments by
   affiliate to average net assets would have
   been:
   Expenses.................................         .79%**         .77%         .76%         .75%         .75%         .72%
   Expenses, excluding waiver and payments by
   affiliate................................         .84%**         .82%         .79%         .78%         .78%         .72%

*Total return is not annualized.
**Annualized.
+Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 2-for-1 stock split effective February 3, 1997. Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL QUALIFIED FUND
Financial Highlights (continued)

                                                                                       CLASS A
                                                            -------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2000     -------------------------------------------
                                                            (UNAUDITED)+++    1999+++       1998      1997+++      1996+
                                                            -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period....................         $16.87         $16.42      $18.14      $16.23     $16.40
                                                            -------------------------------------------------------------
Income from investment operations:
 Net investment income..................................            .09            .17         .35         .28        .16
 Net realized and unrealized gains (losses).............            .49           1.99        (.35)       3.63        .89
                                                            -------------------------------------------------------------
Total from investment operations........................            .58           2.16        0.00        3.91       1.05
                                                            -------------------------------------------------------------
Less distributions from:
 Net investment income..................................           (.31)          (.23)       (.39)       (.60)      (.41)
 Net realized gains.....................................          (1.02)         (1.48)      (1.33)      (1.40)      (.81)
                                                            -------------------------------------------------------------
Total distributions.....................................          (1.33)         (1.71)      (1.72)      (2.00)     (1.22)
                                                            -------------------------------------------------------------
Net asset value, end of period..........................         $16.12         $16.87      $16.42      $18.14     $16.23
                                                            =============================================================
Total Return*...........................................          3.45%         13.27%        .15%      24.44%      6.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).......................       $418,913       $471,313    $570,143    $452,590    $20,381
Ratios to average net assets:
 Expenses(a)............................................          1.16%**        1.14%       1.12%       1.14%      1.13%**
 Expenses, excluding waiver and payments by
   affiliate(a).........................................          1.21%**        1.19%       1.15%       1.17%      1.28%**
 Net investment income..................................          1.11%**         .97%       1.66%       1.48%      3.19%**
Portfolio turnover rate.................................         28.23%         59.84%      66.84%      52.76%     65.03%

(a)Excluding dividend expense on securities sold short,
   the ratios of expenses and expenses, excluding waiver
   and payments by affiliate to average net assets would
   have been:
   Expenses.............................................          1.14%**        1.11%       1.11%       1.10%      1.13%**
   Expenses, excluding waiver and payments by
   affiliate............................................          1.19%**        1.16%       1.14%       1.13%      1.28%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 2-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.

MUTUAL QUALIFIED FUND
Financial Highlights (continued)

                                                                               CLASS B
                                                                --------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1999+
                                                                --------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $16.78               $16.42
                                                                --------------------------------------
Income from investment operations:
 Net investment income......................................            .04                  .03
 Net realized and unrealized gains..........................            .49                 2.01
                                                                --------------------------------------
Total from investment operations............................            .53                 2.04
                                                                --------------------------------------
Less distributions from:
 Net investment income......................................           (.30)                (.20)
 Net realized gains.........................................          (1.02)               (1.48)
                                                                --------------------------------------
Total distributions.........................................          (1.32)               (1.68)
                                                                --------------------------------------
Net asset value, end of period..............................         $15.99               $16.78
                                                                ======================================
Total Return*...............................................          3.11%               12.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $5,324               $4,168
Ratios to average net assets:
 Expenses(a)................................................          1.81%**              1.81%
 Expenses, excluding waiver and payments by affiliate(a)....          1.86%**              1.86%
 Net investment income......................................           .49%**               .20%
Portfolio turnover rate.....................................         28.23%               59.84%

(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets would have
 been:
 Expenses...................................................          1.79%**              1.78%
 Expenses, excluding waiver and payments by affiliate.......          1.84%**              1.83%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL QUALIFIED FUND
Financial Highlights (continued)

                                                                                      CLASS C
                                                            ------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                  YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2000     ------------------------------------------
                                                            (UNAUDITED)+++    1999+++       1998      1997+++     1996+
                                                            ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period....................         $16.80         $16.35      $18.09      $16.23    $16.40
                                                            ------------------------------------------------------------
Income from investment operations:
 Net investment income..................................            .04            .05         .24         .16       .13
 Net realized and unrealized gains (losses).............            .49           1.98        (.37)       3.63       .91
                                                            ------------------------------------------------------------
Total from investment operations........................            .53           2.03        (.13)       3.79      1.04
                                                            ------------------------------------------------------------
Less distributions from:
 Net investment income..................................           (.28)          (.10)       (.28)       (.53)     (.39)
 Net realized gains.....................................          (1.02)         (1.48)      (1.33)      (1.40)     (.82)
                                                            ------------------------------------------------------------
Total distributions.....................................          (1.30)         (1.58)      (1.61)      (1.93)    (1.21)
                                                            ------------------------------------------------------------
Net asset value, end of period..........................         $16.03         $16.80      $16.35      $18.09    $16.23
                                                            ============================================================
Total Return*...........................................          3.16%         12.54%      (.58)%      23.66%     6.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).......................       $217,361       $264,902    $322,609    $231,721    $9,963
Ratios to average net assets:
 Expenses(a)............................................          1.80%**        1.80%       1.77%       1.79%     1.78%**
 Expenses, excluding waiver and payments by
   affiliate(a).........................................          1.85%**        1.84%       1.80%       1.82%     1.93%**
 Net investment income..................................           .46%**         .32%       1.01%        .84%     2.59%**
Portfolio turnover rate.................................         28.23%         59.84%      66.84%      52.76%    65.03%

(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets would
 have been:
 Expenses...............................................          1.78%**        1.77%       1.76%       1.75%     1.78%**
 Expenses, excluding waiver and payments by affiliate...          1.83%**        1.81%       1.79%       1.78%     1.93%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 2-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 83.7%
AEROSPACE & DEFENSE 1.2%
B.F. Goodrich Co. ..........................................    United States          791,100     $   26,946,845
Gencorp Inc. ...............................................    United States          917,400          7,339,200
*Hexcel Corp. ..............................................    United States          843,498          8,013,231
                                                                                                   --------------
                                                                                                       42,299,276
                                                                                                   --------------
AUTO COMPONENTS 2.9%
Borg Warner Inc. ...........................................    United States          480,905         16,891,788
Delphi Automotive Systems Corp. ............................    United States        1,960,836         28,554,674
*Lear Corp. ................................................    United States        1,037,800         20,756,000
TRW Inc. ...................................................    United States          727,500         31,555,313
                                                                                                   --------------
                                                                                                       97,757,775
                                                                                                   --------------
AUTOMOBILES .5%
General Motors Corp. .......................................    United States          294,133         17,078,097
                                                                                                   --------------
BANKS 6.2%
Bank of Ireland.............................................    Irish Republic       1,732,475         10,960,407
Chase Manhattan Corp. ......................................    United States          818,316         37,693,681
Commercial Federal Corp. ...................................    United States        1,919,510         29,872,374
Greenpoint Financial Corp. .................................    United States        1,359,600         25,492,500
+*ITLA Capital Corp. .......................................    United States          689,000          9,990,500
M & T Bank Corp. ...........................................    United States           46,129         20,758,050
National City Corp. ........................................    United States          227,381          3,879,688
Sovereign Bancorp Inc. .....................................    United States        3,041,800         21,387,656
TCF Financial Corp. ........................................    United States        1,078,700         27,709,106
U.S. Bancorp................................................    United States        1,254,386         24,146,930
                                                                                                   --------------
                                                                                                      211,890,892
                                                                                                   --------------
BEVERAGES 2.0%
Brown-Forman Corp., A.......................................    United States           23,100          1,218,525
Brown-Forman Corp., B.......................................    United States          365,000         19,618,750
Mikuni Coca-Cola Bottling Co. ..............................        Japan              453,500          6,596,441
Pepsi Bottling Group Inc. ..................................    United States        1,437,900         41,968,706
                                                                                                   --------------
                                                                                                       69,402,422
                                                                                                   --------------
BUILDING PRODUCTS .5%
*American Standard Cos. Inc. ...............................    United States          403,500         16,543,500
                                                                                                   --------------
CHEMICALS 2.3%
ChemFirst Inc. .............................................    United States          587,800         14,180,675
Crompton Corp. .............................................    United States        1,206,800         14,783,300
Geon Co. ...................................................    United States          583,400         10,792,900
H.B. Fuller Co. ............................................    United States          131,900          6,009,693
*Henkel KGAA, pfd. .........................................       Germany              27,300          1,570,109

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS (CONT.)
Omnova Solutions Inc. ......................................    United States        1,562,600     $    9,766,250
Union Carbide Corp. ........................................    United States          427,350         21,153,826
                                                                                                   --------------
                                                                                                       78,256,753
                                                                                                   --------------
COMMERCIAL SERVICES & SUPPLIES 3.0%
*Cendant Corp. .............................................    United States          282,900          3,960,600
Galileo International Inc. .................................    United States        1,274,500         26,605,187
*Philip Services Corp. .....................................        Canada             197,757          1,242,161
Rentokil Initial PLC........................................    United Kingdom         128,800            293,449
*Republic Services Inc. ....................................    United States        2,550,100         40,801,601
Williams PLC................................................    United Kingdom       4,979,600         28,984,910
                                                                                                   --------------
                                                                                                      101,887,908
                                                                                                   --------------
COMMUNICATIONS EQUIPMENT .4%
*General Motors Corp., H....................................    United States          143,597         12,600,636
                                                                                                   --------------
COMPUTERS & PERIPHERALS 1.4%
Compaq Computer Corp. ......................................    United States          525,000         13,420,312
*Electronics for Imaging Inc. ..............................    United States           57,865          1,464,707
*NCR Corp. .................................................    United States          104,200          4,057,287
*Quantum Corp-DSSG..........................................    United States        2,061,912         19,974,772
*Storage Technology Corp. ..................................    United States          796,400          8,710,625
                                                                                                   --------------
                                                                                                       47,627,703
                                                                                                   --------------
CONSTRUCTION MATERIALS .3%
Southdown Inc. .............................................    United States          159,900          9,234,225
                                                                                                   --------------
CONTAINERS & PACKAGING .9%
*Owens-Illinois Inc. .......................................    United States        1,392,500         16,274,843
*Smurfit-Stone Container Corp. .............................    United States        1,025,750         13,206,531
                                                                                                   --------------
                                                                                                       29,481,374
                                                                                                   --------------
DIVERSIFIED FINANCIALS 6.7%
*Ambase Corp. ..............................................    United States        1,981,800          1,644,894
CIT Group Inc., A...........................................    United States        1,970,910         32,027,288
*CompuCredit Corp. .........................................    United States          213,600          6,408,000
Finova Group Inc. ..........................................    United States        1,230,000         15,990,000
Heller Financial Inc. ......................................    United States        1,836,300         37,644,150
Household International Inc. ...............................    United States          989,573         41,129,127
Kansas City Southern Industries Inc. .......................    United States           94,300          8,363,231
Metris Cos. Inc. ...........................................    United States        1,410,350         35,435,043
*MFN Financial Corp. .......................................    United States          337,490          2,088,219
United Asset Management Corp. ..............................    United States        2,011,100         47,009,462
                                                                                                   --------------
                                                                                                      227,739,414
                                                                                                   --------------

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DIVERSIFIED TELECOMMUNICATION SERVICES 6.2%
AT&T Corp. .................................................    United States          473,900     $   14,987,087
AT&T Corp., W/I.............................................    United States        1,085,280         35,814,240
British Telecommunications PLC..............................    United Kingdom       1,692,000         21,848,949
Centurytel Inc. ............................................    United States          460,000         13,225,000
*Citizens Communications Co., B.............................    United States        1,104,679         19,055,712
SBC Communications Inc. ....................................    United States          316,200         13,675,650
Telecom Italia SpA..........................................        Italy            2,950,600         19,608,632
Telephone & Data Systems Inc. ..............................    United States          737,560         73,940,392
                                                                                                   --------------
                                                                                                      212,155,662
                                                                                                   --------------
ELECTRIC UTILITIES .6%
E.On AG.....................................................       Germany             424,900         20,568,085
                                                                                                   --------------
ELECTRICAL EQUIPMENT 1.8%
Hubbell Inc., B.............................................    United States          348,300          8,881,650
Rockwell International Corp. ...............................    United States          319,200         10,054,800
*Thermo Electron Corp. .....................................    United States        1,969,900         41,491,019
                                                                                                   --------------
                                                                                                       60,427,469
                                                                                                   --------------
FOOD & DRUG RETAILING .1%
*Brunos Inc. ...............................................    United States           55,433          5,266,135
                                                                                                   --------------
FOOD PRODUCTS .9%
Bestfoods...................................................    United States           42,900          2,970,825
+Van Melle NV...............................................     Netherlands           971,015         26,526,904
                                                                                                   --------------
                                                                                                       29,497,729
                                                                                                   --------------
HEALTH CARE EQUIPMENT & SUPPLIES .2%
*Steris Corp. ..............................................    United States          909,300          8,070,037
                                                                                                   --------------
HEALTH CARE PROVIDERS & SERVICES 5.0%
*Foundation Health Systems, A...............................    United States        1,855,225         24,117,925
*Health Management Associates Inc., A.......................    United States          537,000          7,014,562
+*Mid Atlantic Medical Services Inc. .......................    United States        2,822,500         38,103,751
*PacifiCare Health Systems Inc. ............................    United States          466,232         28,061,338
*PSS World Medical Inc. ....................................    United States        3,098,800         20,820,062
*Quorum Health Group Inc. ..................................    United States        1,769,300         18,245,906
Tenet Healthcare Corp. .....................................    United States        1,330,305         35,918,235
                                                                                                   --------------
                                                                                                      172,281,779
                                                                                                   --------------
HOTELS RESTAURANTS & LEISURE 2.3%
CBRL Group Inc. ............................................    United States        1,014,000         14,893,125
+*Fine Host Corp. ..........................................    United States          452,571          4,480,453
*Park Place Entertainment Corp. ............................    United States        1,966,600         23,967,937

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HOTELS RESTAURANTS & LEISURE (CONT.)
*Prime Hospitality Corp. ...................................    United States        2,108,400     $   19,898,025
Starwood Hotels & Resorts Worldwide Inc. ...................    United States          458,000         14,913,625
                                                                                                   --------------
                                                                                                       78,153,165
                                                                                                   --------------
HOUSEHOLD DURABLES .5%
Maytag Corp. ...............................................    United States          108,350          3,995,406
(R)*Sunbeam Corp. ..........................................    United States        4,800,554         14,851,714
                                                                                                   --------------
                                                                                                       18,847,120
                                                                                                   --------------
INDUSTRIAL CONGLOMERATES 3.4%
Crane Co. ..................................................    United States          827,200         20,111,300
Harsco Corp. ...............................................    United States          467,100         11,911,050
Investor AB, A..............................................        Sweden           3,267,400         44,330,248
Investor AB, B..............................................        Sweden           2,346,240         32,233,715
Mark IV Industries Inc. ....................................    United States          346,500          7,233,187
                                                                                                   --------------
                                                                                                      115,819,500
                                                                                                   --------------
INSURANCE 7.4%
*Alleghany Corp. ...........................................    United States          118,140         19,847,520
Allmerica Financial Corp. ..................................    United States          451,300         23,636,837
Ambac Financial Group Inc. .................................    United States          235,400         12,902,862
*Berkshire-Hathaway Inc., A.................................    United States              425         22,865,000
Financial Security Assurance Holdings Ltd. .................    United States           33,300          2,526,637
Jefferson-Pilot Corp. ......................................    United States          304,100         17,162,643
MBIA Inc. ..................................................    United States          532,000         25,635,750
*MetLife Inc. ..............................................    United States          478,415         10,076,616
Old Republic International Corp. ...........................    United States          672,100         11,089,650
PMI Group Inc. .............................................    United States          551,300         26,186,750
Radian Group Inc. ..........................................    United States          429,300         22,216,275
White Mountain Insurance Group Inc. ........................    United States          141,876         22,700,160
XL Capital Ltd., A..........................................       Bermuda             663,200         35,895,700
                                                                                                   --------------
                                                                                                      252,742,400
                                                                                                   --------------
IT CONSULTING & SERVICES .4%
*DecisionOne Corp. .........................................    United States          231,935          1,043,708
*Unisys Corp. ..............................................    United States        1,059,825         15,433,702
                                                                                                   --------------
                                                                                                       16,477,410
                                                                                                   --------------
MACHINERY 1.0%
Invensys PLC................................................    United Kingdom       5,392,473         20,204,325
(R)+*Lancer Industries Inc., B..............................    United States                4         14,359,074
                                                                                                   --------------
                                                                                                       34,563,399
                                                                                                   --------------
MARINE .4%
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom       1,557,633         13,275,616
                                                                                                   --------------

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MEDIA 5.5%
*AT&T Corp.-Liberty Media Group, A..........................    United States          683,824     $   16,582,732
Dow Jones & Co. Inc. .......................................    United States          186,600         13,668,450
*Fox Entertainment Group Inc., A............................    United States          318,000          9,659,250
Knight-Ridder Inc. .........................................    United States          130,070          6,918,098
Lagardere SCA...............................................        France             314,316         24,103,064
Meredith Corp. .............................................    United States          602,600         20,337,750
NV Holdingsmig de Telegraaf.................................     Netherlands           849,151         19,534,933
Scripps Co., A..............................................    United States        1,068,700         52,633,475
Washington Post Co., B......................................    United States           48,450         23,159,100
                                                                                                   --------------
                                                                                                      186,596,852
                                                                                                   --------------
METALS & MINING .5%
*Ucar International Inc. ...................................    United States        1,346,100         17,583,431
                                                                                                   --------------
MULTILINE RETAIL 2.2%
*Federated Department Stores Inc. ..........................    United States          713,200         24,070,500
May Department Stores Co. ..................................    United States          663,600         15,926,400
*Saks Inc. .................................................    United States        1,589,600         16,690,800
Sears, Roebuck & Co. .......................................    United States          544,200         17,754,525
                                                                                                   --------------
                                                                                                       74,442,225
                                                                                                   --------------
MULTI-UTILITIES .7%
Suez Lyonnaise des Eaux SA..................................        France             131,180         23,073,818
                                                                                                   --------------
OFFICE ELECTRONICS .4%
Xerox Corp. ................................................    United States          741,100         15,377,825
                                                                                                   --------------
OIL & GAS 2.2%
*Abraxas Petroleum Corp. ...................................    United States          220,289            330,434
*Abraxas Petroleum Corp., rts., 11/01/04....................    United States          220,289            110,145
Burlington Resources Inc. ..................................    United States          507,500         19,411,875
Conoco Inc., A..............................................    United States          190,100          4,182,200
Royal Dutch Petroleum Co. ..................................     Netherlands           314,800         19,379,875
Total Fina Elf SA, B........................................        France             218,468         33,631,725
                                                                                                   --------------
                                                                                                       77,046,254
                                                                                                   --------------
PAPER & FOREST PRODUCTS 1.8%
Abitibi-Consolidated Inc. ..................................        Canada           1,154,300         10,711,767
+*Fibermark Inc. ...........................................    United States          708,000          8,761,500
International Paper Co. ....................................    United States          747,600         22,287,825
Mead Corp. .................................................    United States          831,000         20,982,750
                                                                                                   --------------
                                                                                                       62,743,842
                                                                                                   --------------
PHARMACEUTICALS 2.3%
Aventis SA..................................................        France             445,679         32,659,944
Banyu Pharmaceutical Co. Ltd. ..............................        Japan              153,900          3,774,590
Bristol-Myers Squibb Co. ...................................    United States          250,000         14,562,500

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
PHARMACEUTICALS (CONT.)
Mylan Laboratories Inc. ....................................    United States          270,000     $    4,927,500
Ono Pharmaceutical Co. Ltd. ................................        Japan              495,400         21,304,003
                                                                                                   --------------
                                                                                                       77,228,537
                                                                                                   --------------
REAL ESTATE 4.2%
*Alexander's Inc. ..........................................    United States          132,890          9,734,193
*Al-Zar Ltd. LP.............................................    United States               59                295
*Canary Wharf Group PLC.....................................    United Kingdom      19,055,872        106,303,478
+*MBO Properties Inc. ......................................    United States          412,418            206,209
(R)*Security Capital European Realty........................    United States          425,000          6,266,625
*Ventas Inc. ...............................................    United States        1,025,000          3,267,188
+*Wellsford Real Properties Inc. ...........................    United States        1,202,174         18,182,882
                                                                                                   --------------
                                                                                                      143,960,870
                                                                                                   --------------
ROAD & RAIL 2.5%
Florida East Coast Industries Inc. .........................    United States        1,102,100         44,084,000
Railtrack Group PLC.........................................    United Kingdom       2,603,138         40,471,452
                                                                                                   --------------
                                                                                                       84,555,452
                                                                                                   --------------
SOFTWARE .8%
Autodesk Inc. ..............................................    United States          224,100          7,773,469
*Network Associates Inc. ...................................    United States          900,755         18,352,883
                                                                                                   --------------
                                                                                                       26,126,352
                                                                                                   --------------
SPECIALTY RETAIL .5%
*Dress Barn Inc. ...........................................    United States          357,100          7,900,838
*Payless Shoesource Inc. ...................................    United States          174,015          8,918,269
                                                                                                   --------------
                                                                                                       16,819,107
                                                                                                   --------------
TOBACCO 1.6%
Compagnie Financiere Richemont AG, Br., A...................     Switzerland             6,736         18,205,965
Gallaher Group PLC..........................................    United Kingdom       4,214,500         23,048,098
Gallaher Group PLC, ADR.....................................    United Kingdom         164,000          3,515,750
UST Inc. ...................................................    United States          773,850         11,365,922
                                                                                                   --------------
                                                                                                       56,135,735
                                                                                                   --------------
TOTAL COMMON STOCKS (COST $2,381,032,334)...................                                        2,861,635,781
                                                                                                   --------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
CORPORATE BONDS & NOTES 3.3%
Abraxas Petroleum Corp., Series A, 11.50%, 11/01/04.........    United States     $  2,586,500          2,185,593
DecisionOne Corp., Term Loan................................    United States        8,762,790          7,448,372
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom       4,645,253GBP       2,672,232
  Participating Loan Note, 4/30/40..........................    United Kingdom       1,020,000GBP         617,648

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
Eurotunnel PLC:
  12/31/18, Tier 2..........................................    United Kingdom       9,298,020GBP  $    9,712,269
  12/31/25, Tier 3..........................................    United Kingdom       6,602,435GBP       5,797,133
  12/31/50, Resettable Advance R5...........................    United Kingdom       2,616,160GBP       1,465,370
  Stabilization Advance S8, Tier 1..........................    United Kingdom       3,003,200GBP       1,182,058
  Stabilization Advance S8, Tier 2..........................    United Kingdom       1,984,794GBP         691,074
Eurotunnel SA:
  12/31/12, Tier 1 (Libor)..................................        France           1,498,577EUR       1,106,078
  12/31/12, Tier 1 (Pibor)..................................        France           1,350,451EUR         996,748
  12/31/18, Tier 2 (Libor)..................................        France          12,837,186EUR       8,367,477
  12/31/18, Tier 2 (Pibor)..................................        France           3,830,475EUR       2,496,763
  12/31/25, Tier 3 (Libor)..................................        France          21,927,676EUR      11,980,729
  12/31/25, Tier 3 (Pibor)..................................        France           8,280,576EUR       4,524,298
  12/31/50, Resettable Advance R4...........................        France          13,236,295EUR       4,631,003
  Stabilization Advance S6, Tier 1 (Pibor)..................        France           1,379,124EUR         343,710
  Stabilization Advance S6, Tier 2..........................        France           3,839,045EUR         809,584
  Stabilization Advance S7, Tier 1 (Pibor)..................        France           2,368,261EUR         590,227
Finova Capital Corp.:
  6.11%, 2/18/03............................................    United States        2,580,000          2,224,755
  6.15%, 3/31/03............................................    United States          460,000            389,713
  7.25%, 11/08/04...........................................    United States        1,555,000          1,362,569
La Quinta Inns Inc.:
  7.25%, 3/15/04............................................    United States          732,000            549,000
  7.33%, 4/01/08............................................    United States        1,670,000          1,118,900
Laidlaw Inc.:
  7.70%, 8/15/02............................................        Canada             615,000            181,425
  7.05%, 5/15/03............................................        Canada             185,000             55,038
  6.65%, 10/01/04...........................................        Canada           1,845,000            442,800
  7.875%, 4/15/05...........................................        Canada           1,845,000            544,275
  7.65%, 5/15/06............................................        Canada           1,665,000            399,600
  8.75%, 4/15/25............................................        Canada           2,765,000            815,675
  6.72%, 10/01/27...........................................        Canada           4,395,000          1,087,763
Levi Straus & Co.:
  6.80%, 11/01/03...........................................    United States          185,000            151,700
  7.00%, 11/01/06...........................................    United States          725,000            551,000
Meditrust Corp.:
  7.00%, 8/15/07............................................    United States        1,425,000            954,750
  7.82%, 9/10/26............................................    United States        5,540,000          4,265,800
MFN Financial Corp.:
  Series A, 10.00%, 3/23/01.................................    United States          997,111            954,734
  Series B, FRN, 11.26%, 3/23/01............................    United States        1,197,108          1,158,202
Philip Services Corp.:
  PIK, 10.00%, 5/01/05......................................        Canada             905,476            724,381
  Senior Term Debt, 9.00%, 5/01/05..........................        Canada           1,727,246          1,554,521

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
Rite Aid Corp.:
  7.125%, 1/15/07...........................................    United States     $  1,235,000     $      611,325
  144A, 6.125%, 12/15/08....................................    United States          390,000            189,150
  6.875%, 8/15/13...........................................    United States          490,000            235,200
  7.70%, 2/15/27............................................    United States          570,000            256,500
Service Corp. International:
  7.375%, 4/15/04...........................................    United States        2,955,000          1,817,325
  6.00%, 12/15/05...........................................    United States          690,000            376,050
  7.70%, 4/15/09............................................    United States          345,000            181,125
SFC New Holdings Inc., PIK, 13.25%, 8/15/03.................    United States       11,248,000          8,998,400
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States        7,517,000          4,848,465
TFM SA de CV:
  senior disc. note, zero cpn. .............................        Mexico           1,380,000            955,650
  10.25%, 6/15/07...........................................        Mexico             350,000            306,250
Ventas Inc.:
  Tranche A, Term Loan, 12/3102.............................    United States        1,268,015          1,143,327
  Tranche B, Term Loan, 12/31/05............................    United States        4,804,381          4,203,834
  Tranche C, Term Loan, 12/31/07............................    United States        1,437,105          1,257,467
Vlasic Foods International Inc., 10.25%, 7/01/09............    United States        4,093,000          1,453,015
                                                                                                   --------------
TOTAL CORPORATE BONDS & NOTES (COST $134,029,026)...........                                          113,938,050
                                                                                                   --------------
BONDS & NOTES IN REORGANIZATION 3.5%
*Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11........    United States          375,000            143,438
*Altos Hornos de Mexico SA:
  cvt, 5.50%, 12/15/01......................................        Mexico             180,000             63,900
  Series A, 11.375%, 4/30/02................................        Mexico           3,353,000          1,190,315
  Series B, 11.875%, 4/30/04................................        Mexico           4,005,000          1,381,725
  Tranche A, Term Loan......................................    United States        1,031,334            422,847
*Crown Leasing, Bank Claim..................................        Japan          827,613,787JPY         547,544
*Dow Corning Corp.:
  9.30%, 1/27/98............................................    United States        1,835,000          2,614,875
  8.55%, 3/01/01............................................    United States        1,000,000          1,337,500
  9.375%, 2/01/08...........................................    United States          735,000          1,047,375
  8.15%, 10/15/29...........................................    United States        5,150,000          6,888,125
  Bank Debt.................................................    United States        1,801,364          2,449,855
  Bank Debt #1..............................................    United States        2,850,000          3,876,000
  Bank Claim................................................    United States        7,437,830         10,115,449
*Genesis Health Ventures Inc.:
  Revolver..................................................    United States        6,091,631          3,813,361
  Term Loan A...............................................    United States          334,125            205,821
  Term Loan B...............................................    United States          656,793            410,495
  Term Loan C...............................................    United States          657,982            411,239
*Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States        3,280,000          1,254,600
  8.70%, 6/15/22............................................    United States        2,265,000            866,363
  7.25%, 12/15/25...........................................    United States        5,425,000          2,075,063
  6.875%, 2/15/27...........................................    United States        3,185,000          1,218,263

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Integrated Health Services Inc.:
  Revolver..................................................    United States     $  1,689,000     $      540,480
  Tranche B, Term Loan......................................    United States        4,976,846          1,592,591
  Tranche C, Term Loan......................................    United States        4,521,418          1,446,854
*Loewen Group, Series 5, 6.10%, 10/01/02....................        Canada           3,765,000CAD       1,397,550
*Loewen Group International Inc.:
  144A, 6.70%, 10/01/99.....................................        Canada           9,180,000          3,213,000
  Revolver..................................................    United States        1,429,112            771,720
  Series 3, 7.50%, 4/15/01..................................        Canada           3,070,000          1,688,500
  Series 3, 7.75%, 10/15/01.................................        Canada           2,300,000          1,058,000
  Series 2, 8.25%, 4/15/03..................................        Canada           2,290,000          1,259,500
  Series 6, 7.20%, 6/01/03..................................        Canada          15,560,000          5,446,000
  Series 4, 8.25%, 10/15/03.................................        Canada           3,150,000          1,449,000
  Series 7, 7.60%, 6/01/08..................................        Canada          11,605,000          3,829,650
*Multicare Companies Inc.:
  Revolver..................................................    United States          336,793            185,236
  Term Loan A...............................................    United States          400,057            220,032
  Term Loan B...............................................    United States          619,253            340,589
  Term Loan C...............................................    United States          205,376            112,957
*Nippon Credit Bank Ltd., Bank Claim........................        Japan          428,074,037JPY         647,340
*Nippon Total Finance, Bank Claim...........................        Japan          461,998,711JPY         261,991
*Optel Inc.:
  13.00%, 2/15/02...........................................    United States        6,185,000          4,329,500
  11.50%, 7/01/08...........................................    United States          240,000            168,000
*Paging Network Inc.:
  Revolver A................................................    United States       10,738,487          8,629,137
  10.125%, 8/01/07..........................................    United States          830,000            352,750
  10.00%,10/15/08...........................................    United States        1,110,000            471,750
*Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17....    United States          200,000             76,500
*Pratama Datakom Asia BV:
  144A, 12.75%, 7/15/05.....................................      Indonesia          6,855,000          1,096,800
  Reg S, 12.75%, 7/15/05....................................      Indonesia          1,520,000            243,200
*Safety Kleen Corp.:
  9.25%, 5/15/09............................................    United States           25,000                625
  Term Loan A...............................................    United States        1,086,471            401,994
  Term Loan B...............................................    United States          548,720            203,027
  Term Loan C...............................................    United States          548,720            203,026
*Safety Kleen Services, 9.25%, 6/01/08......................    United States           40,000              1,900
*United Companies Financial Corp., Revolver.................    United States       24,682,800         17,031,132
*Vencor Inc.:
  9.875%, 5/01/05...........................................    United States       14,540,000          1,308,600
  Revolver..................................................    United States        2,920,236          2,160,975
  Term Loan A...............................................    United States       11,898,206          8,804,673
  Term Loan B...............................................    United States        6,613,161          4,893,739
  Tranche A, DIP Revolver, Term Loan 9/30/00................    United States        1,513,046          1,497,916
  Tranche B, DIP Revolver, Term Loan 9/30/00................    United States          600,000            594,000
                                                                                                   --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $117,014,585)...                                          120,264,387
                                                                                                   --------------

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMPANIES IN LIQUIDATION (COST $97,408) .1%
*City Investing Company Liquidating Trust...................    United States        1,579,485     $    2,023,715
                                                                                                   --------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
GOVERNMENT AGENCIES 8.0%
Fannie Mae, 5.005% to 6.680%, with maturities to 6/04/01....    United States     $129,000,000        123,790,046
Federal Home Loan Bank, 5.35% to 6.50%, with maturities to
  4/12/01...................................................    United States      139,819,000        136,978,319
Federal Home Loan Mortgage Corp., 5.635%, 10/01/01..........    United States       12,500,000         12,311,063
                                                                                                   --------------
TOTAL GOVERNMENT AGENCIES (COST $273,598,386)...............                                          273,079,428
                                                                                                   --------------
TOTAL INVESTMENTS (COST $2,905,771,739) 98.6%...............                                        3,370,941,361
OPTIONS WRITTEN.............................................                                             (157,500)
SECURITIES SOLD SHORT (.6%).................................                                          (20,796,139)
NET EQUITY IN FORWARDS CONTRACTS .2%........................                                            9,255,464
OTHER ASSETS, LESS LIABILITIES 1.8%.........................                                           60,611,782
                                                                                                   --------------
TOTAL NET ASSETS 100.0%.....................................                                       $3,419,854,968
                                                                                                   ==============
        OPTIONS WRITTEN (PREMIUMS RECEIVED $244,101)
ISSUER                                                             COUNTRY           CONTRACTS              VALUE
-----------------------------------------------------------------------------------------------------------------
*Pacificare Health Systems, Inc., January/80/Call...........    United States              300     $      157,500
                                                                                                   ==============
SECURITIES SOLD SHORT (PROCEEDS $26,516,920)
ISSUER                                                             COUNTRY              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------
*Dow Chemical Co. ..........................................    United States          688,899     $   20,796,139
                                                                                                   ==============

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
GBP -- British Pound
EUR -- European Unit
JPY -- Japanese Yen

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(R)Restricted securities (see note 6).
+Affiliated issuers (see note 7).
                       See Notes to Financial Statements.

MUTUAL QUALIFIED FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $2,820,683,429)................    $3,250,330,088
  Non controlled affiliates (cost $85,088,310)..............       120,611,273    $3,370,941,361
                                                                --------------
 Cash.......................................................                           7,588,755
 Receivables:
  Investment securities sold................................                          72,237,276
  Capital shares sold.......................................                           1,097,940
  Dividends and interest....................................                           8,724,908
  From affiliates...........................................                             173,179
 Unrealized gain on forward exchange contracts (Note 8).....                          13,118,360
 Deposits with broker for securities sold short.............                          19,879,453
                                                                                  --------------
      Total assets..........................................                       3,493,761,232
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          41,317,315
  Capital shares redeemed...................................                           4,362,848
  To affiliates.............................................                           2,866,858
 Options written, at value (premiums received $244,101).....                             157,500
 Securities sold short, at value (proceeds $26,516,920).....                          20,796,139
 Unrealized loss on forward exchange contracts (Note 8).....                           3,862,896
 Accrued expenses...........................................                             542,708
                                                                                  --------------
      Total liabilities.....................................                          73,906,264
                                                                                  --------------
Net assets, at value........................................                      $3,419,854,968
                                                                                  ==============
Net assets consist of:
 Distributions in excess of net investment income...........                      $  (32,311,447)
 Net unrealized appreciation................................                         480,232,468
 Accumulated net realized gain..............................                         346,746,907
 Capital shares.............................................                       2,625,187,040
                                                                                  --------------
Net assets, at value........................................                      $3,419,854,968
                                                                                  ==============

MUTUAL QUALIFIED FUND
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2000 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
   ($2,778,257,076 / 171,753,337 shares outstanding)........                              $16.18
                                                                                  ==============
CLASS A:
 Net asset value per share ($418,913,051 / 25,991,039 shares
  outstanding)..............................................                              $16.12
                                                                                  ==============
 Maximum offering price per share ($16.12 / 94.25%).........                              $17.10
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($5,323,534 / 332,870 shares outstanding)*................                              $15.99
                                                                                  ==============
CLASS C:
 Net asset value per share ($217,361,307 / 13,563,752 shares
  outstanding)*.............................................                              $16.03
                                                                                  ==============
 Maximum offering price per share ($16.03 / 99.00%).........                              $16.19
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

MUTUAL QUALIFIED FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $1,290,856)
 Dividends..................................................    $  24,423,666
 Interest...................................................       15,741,926
                                                                -------------
      Total investment income...............................                     $  40,165,592
                                                                                 -------------
Expenses:
 Management fees (Note 3)...................................       10,634,492
 Administrative fees (Note 3)...............................        1,385,577
 Distribution fees (Note 3)
  Class A...................................................          758,099
  Class B...................................................           23,266
  Class C...................................................        1,147,849
 Transfer agent fees (Note 3)...............................        2,051,419
 Custodian fees.............................................          106,804
 Reports to shareholders....................................          212,517
 Registration and filing fees...............................           48,918
 Professional fees..........................................          285,739
 Directors' fees and expenses...............................           54,689
 Dividends for securities sold short........................          409,150
 Other......................................................           77,603
                                                                -------------
      Total expenses........................................                        17,196,122
      Expenses waived/paid by affiliate (Note 3)............                          (924,882)
                                                                                 -------------
          Net expenses......................................                        16,271,240
                                                                                 -------------
            Net investment income...........................                        23,894,352
                                                                                 -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................      362,943,174
  Foreign currency transactions.............................       51,653,879
  Short sale transactions...................................      (41,798,879)
                                                                -------------
      Net realized gain.....................................                       372,798,174
 Net unrealized depreciation on:
  Investments...............................................     (280,782,071)
  Translation of assets and liabilities denominated in
    foreign currencies......................................       (4,608,942)
                                                                -------------
      Net unrealized depreciation...........................                      (285,391,013)
                                                                                 -------------
Net realized and unrealized gain............................                        87,407,161
                                                                                 -------------
Net increase in net assets resulting from operations........                     $ 111,301,513
                                                                                 =============

                       See Notes to Financial Statements.
 26

MUTUAL QUALIFIED FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1999
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   23,894,352         $   50,253,473
  Net realized gain from investments and foreign currency
    transactions............................................        372,798,174            407,555,363
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................       (285,391,013)            75,478,573
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        111,301,513            533,287,409

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................        (52,619,920)           (51,709,981)
   Class A..................................................         (7,651,674)            (6,163,680)
   Class B..................................................            (90,434)               (40,474)
   Class C..................................................         (3,588,250)            (1,567,724)
  Net realized gains:
   Class Z..................................................       (163,026,891)          (265,942,816)
   Class A..................................................        (24,886,257)           (40,759,342)
   Class B..................................................           (313,788)              (269,835)
   Class C..................................................        (12,953,590)           (23,061,319)

 Capital share transactions (Note 2):
   Class Z..................................................       (250,340,047)          (908,520,451)
   Class A..................................................        (32,967,549)          (114,984,297)
   Class B..................................................          1,410,119              4,349,989
   Class C..................................................        (36,851,177)           (67,455,539)
                                                                ----------------------------------------
    Net decrease in net assets..............................       (472,577,945)          (942,838,060)

Net assets:
 Beginning of period........................................      3,892,432,913          4,835,270,973
                                                                ----------------------------------------
 End of period..............................................     $3,419,854,968         $3,892,432,913
                                                                ========================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................     $  (32,311,447)        $    7,744,479
                                                                ========================================

                       See Notes to Financial Statements.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Qualified Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation with income as a secondary objective, by investing primarily in common and preferred stocks, bonds and convertible securities. The Fund may also invest in foreign securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

f. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

g. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

g. SECURITIES SOLD SHORT (CONT.)
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

h. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date price.

i. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 2000, there were 1.00 billion shares authorized ($0.001 par value) of which 500 million, 200 million, 100 million and 200 million were designated as Class Z, Class A, Class B, and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 2000                        DECEMBER 31, 1999
                                                      ---------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        --------------------------------------------------------------
CLASS Z SHARES:
Shares sold.........................................    4,958,639    $    83,455,350          13,618,003    $   239,936,301
Shares issued on reinvestment of distributions......   12,754,229        206,873,523          17,865,351        305,401,650
Shares redeemed.....................................  (32,323,482)      (540,668,920)        (84,651,807)    (1,453,858,402)
                                                      ---------------------------------------------------------------------
Net decrease........................................  (14,610,614)   $  (250,340,047)        (53,168,453)   $  (908,520,451)
                                                      =====================================================================

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 2000                        DECEMBER 31, 1999
                                                      ---------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        --------------------------------------------------------------
CLASS A SHARES:
Shares sold.........................................    2,612,946    $    44,121,614           6,908,914    $   121,937,830
Shares issued on reinvestment of distributions......    1,916,485         30,989,308           2,591,171         44,224,677
Shares redeemed.....................................   (6,473,903)      (108,078,471)        (16,285,897)      (281,146,804)
                                                      ---------------------------------------------------------------------
Net decrease........................................   (1,944,472)   $   (32,967,549)         (6,785,812)   $  (114,984,297)
                                                      =====================================================================

                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 2000                        DECEMBER 31, 1999+
                                                      ---------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        --------------------------------------------------------------
CLASS B SHARES:
Shares sold.........................................      103,267    $     1,726,070             239,303    $     4,205,444
Shares issued on reinvestment of distributions......       24,412            391,573              18,029            300,557
Shares redeemed.....................................      (43,193)          (707,524)             (8,948)          (156,012)
                                                      ---------------------------------------------------------------------
Net increase........................................       84,486    $     1,410,119             248,384    $     4,349,989
                                                      =====================================================================

                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 2000                        DECEMBER 31, 1999
                                                      ---------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        --------------------------------------------------------------
CLASS C SHARES:
Shares sold.........................................      730,879    $    12,241,476           1,917,699    $    33,307,575
Shares issued on reinvestment of distributions......      953,571         15,333,423           1,326,890         22,561,396
Shares redeemed.....................................   (3,884,388)       (64,426,076)         (7,206,720)      (123,324,510)
                                                      ---------------------------------------------------------------------
Net decrease........................................   (2,199,938)   $   (36,851,177)         (3,962,131)   $   (67,455,539)
                                                      =====================================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment adviser not taken place. This expense limitation does not include items such as

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00%, and 1.00% per year of the average daily net asset of Class A, Class B, and C shares, respectively. Distributors received net commissions from sales of those Fund shares and received contingent deferred sales charges for the period of $63,221 and $33,656, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $2,945,229,316 was as follows:

Unrealized appreciation.....................................  $ 728,275,697
Unrealized depreciation.....................................   (302,563,652)
                                                              -------------
Net unrealized appreciation.................................  $ 425,712,045
                                                              =============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales and foreign currency transactions.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000, aggregated $952,299,295 and $1,499,445,539, respectively.

Transactions in options written during the six months ended June 30, 2000 were as follows:

                                                                 NUMBER
                                                              OF CONTRACTS    PREMIUM
                                                              -----------------------
Options outstanding at December 31, 1999....................         0        $      0
Options written.............................................       450         309,276
Options expired.............................................      (150)        (65,175)
                                                              ------------------------
Options outstanding at June 30, 2000........................       300        $244,101
                                                              ========================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2000 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE           VALUE
----------------------------------------------------------------------------------------------------------------
             4        Lancer Industries Inc., B...................................      8/11/89      $14,359,074
       425,000        Security Capital European Realty............................      4/08/98        6,266,625
     4,800,554        Sunbeam Corp. ..............................................      2/23/90       14,851,714
                                                                                                     -----------
TOTAL RESTRICTED SECURITIES (COST $21,064,045) (1.04% OF NET ASSETS)..............                   $35,477,413
                                                                                                     ===========

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons", at June 30, 2000 were $120,611,273. For the six months ended June 30, 2000, dividend income from "affiliated persons" was $110,000 and net realized losses from the disposition of "affiliated persons" were $3,244,731.

                                     NUMBER OF                                NUMBER OF                     DIVIDEND INCOME
                                    SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE          1/01/00-
         NAME OF ISSUER            DEC. 31, 1999   ADDITIONS   REDUCTIONS   JUNE 30, 2000   JUNE 30, 2000       6/30/00
---------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
S.H. Mortgage Acquisition LLC....      387,991           --     (387,991)            --               **             --
NON CONTROLLED AFFILIATES
Bay View Capital Corp............    1,100,000           --    (1,100,000)           --               **       $110,000
CKE Restaurants Inc..............    2,592,886           --    (2,592,886)           --               **             --
Dress Barn Inc...................    1,288,300           --     (931,200)       357,100               **             --
Fibermark Inc....................      754,400           --      (46,400)       708,000     $  8,761,500             --
Fine Host Corp...................      452,571           --           --        452,571        4,480,453             --
ITLA Capital Corp................      689,000           --           --        689,000        9,990,500             --
Lancer Industries Inc., B........            4           --           --              4       14,359,074             --
MBO Properties Inc...............      412,418           --           --        412,418          206,209             --
Mid-Atlantic Medical Services
 Inc.............................    3,612,400           --     (789,900)     2,822,500       38,103,751             --
Van Melle NV.....................      476,517      494,498           --        971,015       26,526,904             --
Wellsford Real Properties Inc....    2,404,348           --    (1,202,174)    1,202,174       18,182,882             --
                                                                                            -------------------------------
TOTAL NON CONTROLLED AFFILIATES                                                             $120,611,273       $110,000
                                                                                            ===============================

                                    REALIZED
                                     CAPITAL
         NAME OF ISSUER            GAIN/(LOSS)
---------------------------------
CONTROLLED AFFILIATES*
S.H. Mortgage Acquisition LLC....  $   735,509
NON CONTROLLED AFFILIATES
Bay View Capital Corp............  $(1,003,913)
CKE Restaurants Inc..............     (741,654)
Dress Barn Inc...................   (2,999,883)
Fibermark Inc....................     (327,817)
Fine Host Corp...................           --
ITLA Capital Corp................           --
Lancer Industries Inc., B........           --
MBO Properties Inc...............           --
Mid-Atlantic Medical Services
 Inc.............................    1,093,027
Van Melle NV.....................           --
Wellsford Real Properties Inc....           --
                                   -----------
TOTAL NON CONTROLLED AFFILIATES    $(3,980,240)
                                   ===========

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of June 30, 2000, no longer an affiliate.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of June 30, 2000, the Fund had the following forward exchange contracts outstanding:

                                                                                      IN           SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                               ------------------------------------------------
       4,150,000    European Unit........................................  U.S.  $  3,900,390        7/07/00    U.S.  $    79,489
       7,025,955    Canadian Dollars.....................................           4,679,733        7/31/00               66,001
         850,000    Swedish Krona........................................              96,626        8/21/00                  680
                                                                                 ------------                         -----------
                                                                           U.S.  $  8,676,749                             146,170
                                                                                 ============                         ===========
CONTRACTS TO SELL:
------------------
       8,250,000    European Unit........................................  U.S.  $  8,682,300        7/07/00              770,493
      14,000,000    European Unit........................................          13,531,560        7/12/00              100,912
      88,127,603    Canadian Dollars.....................................          60,996,049        7/31/00            1,469,597
       4,000,000    European Unit........................................           3,879,680        8/15/00               34,078
     141,424,248    Swedish Krona........................................          16,451,375        8/21/00              261,522
      39,150,000    European Unit........................................          39,581,730        8/24/00            1,923,136
      12,734,088    European Unit........................................          12,362,253        9/12/00               99,449
      15,203,975    Swedish Krona........................................           1,774,838        9/15/00               31,231
     255,886,602    Swedish Krona........................................          29,703,338        9/18/00              351,756
      48,343,125    British Pounds.......................................          75,943,170        9/25/00            2,638,034
   3,195,831,250    Japanese Yen.........................................          31,172,249        9/27/00              470,931
      49,734,720    British Pounds.......................................          78,862,912       10/17/00            3,410,192
     233,594,129    Swedish Krona........................................          27,045,031       10/20/00              194,734
      22,500,000    European Unit........................................          21,894,150       10/30/00              165,563
      22,500,000    European Unit........................................          21,903,563       11/21/00              146,985
       5,801,472    British Pounds.......................................           8,838,945       11/22/00               30,188
      31,562,800    European Unit........................................          30,706,823       12/20/00              134,975
       3,100,000    British Pounds.......................................           4,717,270       12/20/00                7,288
                                                                                 ------------                         -----------
                                                                           U.S.  $488,047,236                          12,241,064
                                                                                 ============                         -----------
         Net unrealized gain on offsetting forward contracts.............                                                 731,126
                                                                                                                      -----------
           Unrealized gain on forward exchange contracts.................                                              13,118,360
                                                                                                                      -----------

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                      IN           SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                               ------------------------------------------------
      65,980,693    Canadian Dollars.....................................  U.S.  $ 45,098,846        7/31/00    U.S.  $  (531,691)
      31,003,160    Swedish Krona........................................           3,610,374        8/21/00              (61,218)
     128,017,120    Japanese Yen.........................................           1,233,306        9/27/00               (3,486)
                                                                                 ------------                         -----------
                                                                           U.S.  $ 49,942,526                            (596,395)
                                                                                 ============                         ===========
CONTRACTS TO SELL:
------------------
      16,713,245    European Unit........................................  U.S.  $ 15,565,880        7/07/00             (462,239)
       2,930,000    Canadian Dollars.....................................           1,972,870        7/31/00               (6,221)
       8,000,000    European Unit........................................           7,653,920        8/15/00              (37,283)
      11,872,247    British Pounds.......................................          17,614,731        8/22/00             (376,266)
      16,700,000    European Unit........................................          15,579,935        9/12/00             (502,004)
      26,795,422    Swiss Francs.........................................          16,444,458        9/13/00             (151,913)
      17,346,000    Swedish Krona........................................           1,978,548       10/20/00              (15,275)
      30,000,000    European Unit........................................          27,700,500       10/30/00           (1,270,949)
      13,579,748    British Pounds.......................................          20,210,214       11/22/00             (408,811)
      34,727,653    British Pounds.......................................          52,727,891       12/20/00              (35,540)
                                                                                 ------------                         -----------
                                                                           U.S.  $177,448,947                          (3,266,501)
                                                                                 ============                         ===========
         Unrealized loss on forward exchange contracts...................                                              (3,862,896)
                                                                                                                      -----------
           Net unrealized gain on forward exchange contracts.............                                       U.S.  $ 9,255,464
                                                                                                                      ===========

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

Mutual Qualified Fund
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777


SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
Lawrence Sondike
David J. Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Qualified Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

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